Unit-based Compensation - Additional Information (Detail)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2022 USD ($) shares	Apr. 30, 2021 $ / shares shares	Dec. 31, 2021 USD ($) shares	Mar. 26, 2022 USD ($) shares	Mar. 27, 2021 USD ($)	Mar. 26, 2022 USD ($) shares	Mar. 27, 2021 USD ($)	Sep. 25, 2021 USD ($) shares	Sep. 26, 2020 USD ($) shares	Sep. 28, 2019 USD ($) shares	Sep. 28, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $								$ 1,200,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition								2 years
Adjustments to Additional Paid in Capital, Warrant Issued | $								$ 26,999,000
Common Class A [Member] | Walmart [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of ownership percentage			6.50%
Walmart Inc. [Member] | Common Voting Units Class A [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $	$ 16,200			$ 16,200		$ 16,200
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	9 years 1 month 6 days
Walmart Inc. [Member] | Common Class A [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Units issued during the period on exercise of warrants units			446,741
Warrant Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense | $						$ 0
Warrants Vested Units								446,741
Share Based Compensation by Share Based Award Equity Instruments Other than Options Cumulatively Vested								446,741
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $								$ 16,200
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						9 years 7 months 6 days
Adjustments to Additional Paid in Capital, Warrant Issued | $								$ 27,000
Share based compensation by share based award equity instruments other than options granted								714,022
Warrant Units [Member] | Walmart Inc. [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Warrants Vested Units			446,741
Warrants Vested Value | $			$ 173,800,000
Additional Warrant Units [Member] | Walmart Inc. [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Based Compensation by Share Based Award Equity Instruments Other than Options Cumulatively Vested	0			0		0
Subscription Agreement with Walmart [Member] | Warrant Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		714,022
Warrants grant date fair value | $ / shares		$ 60.44
Number of Additional Warrants Issuable Per Tranche		44,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 389.03
Warrants and Rights Outstanding, Maturity Date		Apr. 30, 2031
Subscription Agreement with Walmart [Member] | Warrant Units [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		446,741
Percentage of Entity Common Unit Issued and Oustanding		6.50%
Warrants grant date fair value | $ / shares		$ 60.44
Subscription Agreement with Walmart [Member] | Warrant Units [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		267,281
Percentage of Entity Common Unit Issued and Oustanding		3.50%
Officers Employees And Directors [Member] | Value Appreciation Rights [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense | $				$ 900,000	$ 100,000	$ 1,100,000	$ 100,000	$ 11,600,000	$ 100,000	$ 0
Share Based Compensation by Share Based Award Equity Instruments Other than Options Cumulatively Vested	3,554,588			3,554,588		3,554,588		3,672,430
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $	$ 400,000			$ 400,000		$ 400,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						1 year 6 months
Share based compensation by share based award vesting period											5 years
Share based compensation by share based award equity instruments other than options granted				0				0	0	0
Share based compensation award by share based award equity instruments other than options cash payment as a percentage in appreciation of fair market value of fraction of a unit								1
Minimum Annual Revenue To Be Realized For Vesting | $								$ 100,000,000